Particulars of Employees (Tables)	12 Months Ended
Jun. 30, 2019
Additional information [abstract]
Schedule of Particulars of Employees

	2019 No.	2018 No.	2017 No.
Average number of staff employed by the group during the year:
Number of operational staff	4,902	3,957	3,181
Number of administrative staff	503	373	283
Number of management staff	7	7	7
Total	5,412	4,337	3,471

	2019 £’000	2018 £’000	2017 £’000
Aggregate payroll costs of the above were:
Wages and salaries	£163,399	£122,166	£82,894
Social security and pension costs	13,767	15,336	14,850
Share-based compensation	12,022	1,505	854
Total	£189,188	£139,007	£98,598